Organization and Basis of Presentation - Summary of Subsidiaries VIEs and VIEs' Subsidiaries (Details)	12 Months Ended
Dec. 31, 2019
Variable Interest Entity [Line Items]
Place of establishment	E9
Sunlands HK
Variable Interest Entity [Line Items]
Date of establishment/ acquisition	Oct. 06, 2015
Place of establishment	K3
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Wuhan Zhibo
Variable Interest Entity [Line Items]
Date of establishment/ acquisition	Aug. 02, 2017
Place of establishment	F4
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Provision of technical consultation and services
Tianjin Sunlands
Variable Interest Entity [Line Items]
Date of establishment/ acquisition	Jul. 31, 2017
Place of establishment	F4
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Provision of technical consultation and services
Wuhan Shangde Online Education Technology Co., Ltd.
Variable Interest Entity [Line Items]
Date of establishment/ acquisition	Jun. 25, 2019
Place of establishment	F4
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Provision of education services
Chengdu Xinketang Cultural Communication Co., Ltd.
Variable Interest Entity [Line Items]
Date of establishment/ acquisition	Nov. 04, 2019
Place of establishment	F4
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Sales of educational materials and books
Beijing Sunlands
Variable Interest Entity [Line Items]
Date of establishment/ acquisition	Sep. 27, 2013
Place of establishment	F4
Principal activities	Investment holding and provision of education services
Tianjin Shangde
Variable Interest Entity [Line Items]
Date of establishment/ acquisition	Mar. 21, 2018
Place of establishment	F4
Principal activities	Provision of education services
Beijing Shangzhi Jiaye Education Technology Co., Ltd
Variable Interest Entity [Line Items]
Date of establishment/ acquisition	Mar. 13, 2012
Place of establishment	F4
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Provision of education services
Beijing Shangren Chongye Education Technology Co., Ltd.
Variable Interest Entity [Line Items]
Date of establishment/ acquisition	Sep. 27, 2013
Place of establishment	F4
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Provision of education services
Guangdong Shangde Online Education Technology Co., Ltd.
Variable Interest Entity [Line Items]
Date of establishment/ acquisition	Oct. 15, 2013
Place of establishment	F4
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Provision of education services
Guangzhou Youhe Self-study Training School
Variable Interest Entity [Line Items]
Date of establishment/ acquisition	May 19, 2015
Place of establishment	F4
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Provision of education services
Beijing Heikuaima Education Technology Co., Ltd.
Variable Interest Entity [Line Items]
Date of establishment/ acquisition	Mar. 03, 2016
Place of establishment	F4
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Provision of education services
Shanghai Shangchi Education Technology Co., Ltd.
Variable Interest Entity [Line Items]
Date of establishment/ acquisition	Dec. 22, 2016
Place of establishment	F4
Percentage of direct or indirect economic ownership	90.00%
Principal activities	Provision of education services
Shanghai Shangchi Institute
Variable Interest Entity [Line Items]
Date of establishment/ acquisition	Sep. 01, 2017
Place of establishment	F4
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Provision of education services
Guangzhou Shangzhi Side Education Technology Co., Ltd.
Variable Interest Entity [Line Items]
Date of establishment/ acquisition	Sep. 28, 2017
Place of establishment	F4
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Provision of education services